INVESTMENTS - NON-RESTRICTED (Tables)	12 Months Ended
Sep. 30, 2012
INVESTMENTS - NON-RESTRICTED
Schedule of non-restricted investments

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Non-restricted investments:
Certificates of deposit	$594,000	$—	$—	$594,000	$900,012	$—	$—	$900,012
U.S. government bonds	2,717,902	48,871	—	2,766,773	1,932,960	—	—	1,932,960
Total non-restricted investments	$3,311,902	$48,871	$—	$3,360,773	$2,832,972	$—	$—	$2,832,972

(1)                The unrealized gain on investments of $48,871 net of tax of $17,104 represents the accumulated other comprehensive income of $31,767.